Warrants - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2011 Common Stock [Member]	Mar. 31, 2011 Common Stock [Member]	Jul. 31, 2010 Common Stock [Member]	Sep. 30, 2011 Series D convertible preferred stock [Member]	Dec. 31, 2012 Series D convertible preferred stock [Member]
Convertible Preferred Stock Warrants [Line Items]
Secured term loan credit facility				$ 20,000,000
Issuance of warrant to purchase shares								120,961
Exercise price of shares					$ 4.2900		$ 3.5400	$ 8.4738
Exercisable shares		56,054
Line of credit facility drawdowns, amount	10,000,000	10,000,000
Line of credit facility remaining drawdowns, amount	10,000,000	10,000,000
Exercisable shares remaining	64,907
Fair value of warrant									281,000
Estimated term	5 years 6 months	5 years 6 months	5 years 6 months		4 years 6 months		5 years		1 year 2 months 12 days
Risk-free interest rate	0.90%	1.90%	1.70%		0.70%		1.70%		0.20%
Expected volatility	53.00%	55.00%	55.00%		55.00%		55.00%		55.00%
Expected dividend yield	0.00%	0.00%	0.00%		0.00%		0.00%		0.00%
Expiration date	September 19, 2017				February 14, 2016		July 19, 2015
Remeasurement of the fair value of the warrant	369,000	16,000
Warrant to purchase shares					44,646		12,735
Fair value of warrant					93,000		16,000
Cash proceeds from warrant exercised						$ 45,000
Issuance of common stock					33,380